Benefit Plans, Plan Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of the net periodic pension income and other amounts recognized in other comprehensive (loss) income [Abstract]
Amortization of prior service credit (cost)	$ 100	$ (90)	$ (90)
Prior service cost	705
Retirement Plan [Member]
Amounts recognized in accumulated other comprehensive loss [Abstract]
Net actuarial loss	5,122	2,972
Accumulated benefit obligation for pension benefits	28,500	31,200
Components of the net periodic pension income and other amounts recognized in other comprehensive (loss) income [Abstract]
Service cost	34	42	61
Interest cost	1,197	1,303	1,371
Expected return on plan assets	(3,012)	(2,742)	(2,648)
Amortization of net actuarial gain (loss)	0	67	184
Net periodic pension credit	(1,781)	(1,330)	(1,032)
Net actuarial loss (gain) included in other comprehensive income (loss)	2,149	(2,240)	(367)
Amortization of prior service credit (cost)	0	0
Prior service cost	0
Amortization of net (loss)	0	(67)	(184)
Total recognized in other comprehensive income (loss)	2,149	(2,307)	(551)
Total amount recognized in net periodic benefit cost and other comprehensive income (loss)	368	(3,637)	(1,583)
Amounts of Net Gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	74
Postretirement Benefits [Member]
Amounts recognized in accumulated other comprehensive loss [Abstract]
Accumulated benefit obligation for pension benefits	5,400	5,613	5,120
Components of the net periodic pension income and other amounts recognized in other comprehensive (loss) income [Abstract]
Service cost	53	103	116
Interest cost	202	218	221
Expected return on plan assets	(1,028)	(761)	(720)
Amortization of net actuarial gain (loss)	(556)	(356)	(274)
Amortization of prior service (credit) cost	(100)	90	90
Net periodic pension credit	(1,429)	(706)	(567)
Net actuarial loss (gain) included in other comprehensive income (loss)	830	(1,584)	(966)
Amortization of prior service credit (cost)	100	(90)	(90)
Prior service cost	705	0	0
Amortization of net gain	556	356	274
Total recognized in other comprehensive income (loss)	2,191	(1,318)	(782)
Total amount recognized in net periodic benefit cost and other comprehensive income (loss)	762	$ (2,024)	$ (1,349)
Amounts of Net Gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	556
Amount of prior service cost that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	$ 100